EQUIPMENT	3 Months Ended	9 Months Ended
	Mar. 31, 2016	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	EQUIPMENT

Equipment consisted of the following as at March 31, 2016 and March 31, 2015:

	March 31, 2016			March 31, 2015
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	152,246	96,379	55,867	107,369	33,933	73,436
Furniture and fixtures	22,496	10,118	12,378	23,832	7,689	16,143
Tools and parts	11,422	2,917	8,505	12,100	1,050	11,050
	186,164	109,414	76,750	143,301	42,672	100,629

Equipment consisted of the following as at December 31, 2015 and December 31, 2014:

	December 31, 2015			December 31, 2014
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	148,214	84,072	64,142	77,650	27,438	50,212
Furniture and fixtures	23,496	9,478	14,018	24,909	7,325	17,584
Tools and parts	11,422	2,479	8,943	11,913	1,787	10,126
	183,132	96,029	87,103	114,472	36,550	77,922

Equipment is recorded at cost less accumulated depreciation. Depreciation expense during the three and twelve month periods ended March 31, 2016 was $14,387 and $63,454, respectively. Depreciation expense during the 12 month period ended December 31, 2015 and the 9 month period ended December 31, 2014 was $59,479 and $34,036, respectively.

6.	EQUIPMENT

Equipment consisted of the following as at December 31, 2016 and March 31, 2016:

	December 31, 2016			March 31, 2016
	Accumulated			Accumulated
	Cost	Depreciation	Net	Cost	Depreciation	Net
Computers and electronics	165,003	117,632	47,371	152,246	96,379	55,867
Capital leases of IT equipment	23,019	2,303	20,716	-	-	-
Furniture and fixtures	27,496	12,289	15,207	22,496	10,118	12,378
Demonstration equipment	144,000	30,859	113,141	-	-	-
Tools and parts	11,422	4,112	7,310	11,422	2,917	8,505
	370,940	167,195	203,745	186,164	109,414	76,750

Included in computers and electronics are assets under capital lease of $23,019 which are being amortized over the term of the lease. Current portion of the lease as at December 31, 2016, $4,603 (March 31, 2016 - $Nil) and the long-term portion as at December 31 2016, $15,729 (March 31, 2016 - $Nil). Equipment is recorded at cost less accumulated depreciation. Depreciation expense during the three and nine-month periods ended December 31, 2016 was $24,028 and $57,781 (December 31, 2015 - $20,877 and $53,357).